Employee Benefits (Details) - Schedule of Stock Option Activity - One Energy Enterprises Inc [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Mar. 31, 2024
Option Shares Outstanding	0	0
Option Shares Granted	36,680	36,680
Option Shares Outstanding	36,680	36,680
Option Shares Exercisable	9,175	9,175	9,175
Option Shares Vested and expected	19,972	19,972	19,972
Weighted-Average Exercise Price Outstanding	$ 0	$ 0
Weighted-Average Exercise Price Granted	240.09	240.09
Weighted-Average Exercise Price Outstanding	240.09	240.09
Weighted-Average Exercise Price Exercisable	240.09	240.09
Weighted-Average Exercise Price Vested and expected	$ 240.09	$ 240.09
Weighted- Average Remaining Contractual Term Granted	2 years 1 month 6 days	1 year 4 months 24 days
Weighted- Average Remaining Contractual Term Outstanding	2 years 1 month 6 days	1 year 4 months 24 days
Weighted- Average Remaining Contractual Term Exercisable	2 years 1 month 6 days	1 year 4 months 24 days
Weighted-Average Remaining Contractual Term Vested and expected	2 years 1 month 6 days	1 year 4 months 24 days